FINANCE LEASE LIABILITIES (Schedule of Outstanding Interest Bearing Loans and Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IfrsStatementLineItems [Line Items]
Nominal interest rate			4.54%
Fair value	$ 886	$ 1,005
Carrying value	$ 886	$ 1,005
Finance lease liabilities [Member]
IfrsStatementLineItems [Line Items]
Currency	Euro	Euro
Nominal interest rate	4.54%	4.54%
Year of maturity	2020	2020
Fair value	$ 835	$ 1,005
Carrying value	$ 835	$ 1,005
Finance lease liabilities Two [Member]
IfrsStatementLineItems [Line Items]
Currency	USD
Nominal interest rate	5.51%
Year of maturity	2019
Fair value	$ 51
Carrying value	$ 51